UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):                    [ ] is a restatement.
                                                     [ ] adds new holdings
                                                         entries.
Institutional Investment Manager Filing this Report.

Name:             Pichin Corp. (as sponsor of the TWA Retirement Plans)
Address:          100 South Bedford Road
                  Mt. Kisco, NY  10549

Form 13F File Number:  28-3758

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Edward E. Mattner
Title:            President and Treasurer
Phone:            (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Edward E. Mattner                  New York, New York               08/11/00
[Signature]                             [City, State]                   [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this
reporting manager are reported in this report.)

[ ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[ ]      13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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



                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   0

Form 13F Information Table Entry Total:                              76

Form 13F Information Table Value Total:                              $353,947
                                                                     (thousands)


List of Other Included Managers:  None

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




                                                   FORM 13F INFORMATION TABLE
                                               AS OF JUNE 30, 2000 (SEC USE ONLY)
                        NAME OF REPORTING MANAGER:  Pichin Corp. (as Sponsor of the TWA Retirement Plan)
                                      Item 4:    Item 5:               Item 6:
                                      FAIR       SHARES                INVEST-           Item 7:              Item 8:
Item 1:         Item 2:    Item 3:    MARKET     OF                    MENT              MANAGERS             VOTING
NAME            TITLE OF   CUSIP      VALUE      PRINCIPAL             DISCRE-           SEE                  AUTHORITY
OF ISSUER       CLASS      NUMBER     (000)      AMOUNT                TION              INSTR. V             (SHARES)
                                                                       (b)
                                                                       Shared
                                                                       as De-
                                                                       fined    (c)
                                                            (a)        in In-   Shared             (a)        (b)        (c)
                                                            Sole       str. V   Other              Sole       Shared     None



AFLAC Inc.      Com        001055102   8,441     183,750    X                                      183,750

AT&T Corp.      Com        001957109   9,488     300,000    X                                      300,000

Agilent Tech-   Com        00846U101     428       5,797    X                                        5,797
nologies Inc.

American        Com        025816109  15,638     300,000    X                                      300,000
  Express Co.

BCE Inc.        Com        05534B109   4,763     200,000    X                                      200,000

BHC             Cl A       055448104     339       2,230    X                                        2,230
  Communica-
 tions Inc.

BP Amoco        Sponsored  055622104   2,021      35,730    X                                       35,730
  P L C         ADR

Baker Hughes    Com        057224107   3,200     100,000    X                                      100,000
  Inc.

Bank of Amer-   Com        060505104     555      12,918    X                                       12,918
  ica Corp.

Bank One        Com        06423A103   3,083     116,068    X                                      116,068
  Corp.

Canadian PAC
  Ltd. New      Com        135923100   5,238     200,000    X                                      200,000

Chevron         Com        166751107     441       5,200    X                                        5,200
  Corporation

City Investing  Unit Ben   177900107      71      55,700    X                                       55,700
  Co. Liq. Tr.  Int

Coca Cola
  Enterprises
  Inc.          Com        191219104   4,894     300,000    X                                      300,000

Comsat Corp.    Com Ser I  20564D107   2,650     112,780    X                                      112,780

Conoco Inc.     Cl B       208251405   9,052     368,525    X                                      368,525

Corning Inc.    Com        219350105  53,975     200,000    X                                      200,000

Covance Inc.    Com        222816100     441      50,000    X                                       50,000

Delphi          Com        247126105   2,036     139,786    X                                      139,786
Automotive
Sys. Corp.

DuPont E.I.
  De Nemours
  & Co.         Com        263534109   7,926     181,171    X                                      181,171

El Paso
  Energy
  Corp. Del.    Com        283905107   1,184      23,250    X                                       23,250

Emerging Mkts
  Telecommuni-
  cations       Com        290887108     370      25,000    X                                       25,000

Emerging Mkts   Com        290921105     174      14,774    X                                       14,774
  Infrastructure

                        COLUMN TOTAL  136,408

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



Fedex Corp.     Com        31428X106     827      21,760    X                                       21,760

General Mtrs.
  Corp.         Com        370442105   9,022     155,379    X                                      155,379

General Mtrs.
Corp.           CL H NEW   370442832   4,170      47,521    x                                       47,521

Golden West
  Finl Corp.
  Del.          Com        381317106   3,673      90,000    X                                       90,000

Grant
 Prideco Inc.   Com        38821G101     646      25,840    X                                       25,840

Hewlett
 Packard Co.    Com        428236103   1,898      15,200    X                                       15,200

Home Depot
  Inc.          Com        437076102   1,160      23,223    X                                       23,223

Imperial Oil
  Ltd.          Com New    453038408     505      20,718    X                                       20,718

International
  Business
  Machines      Com        459200101  43,825     400,000    X                                      400,000

Isco Inc.       Com        464268101     236      55,545    X                                       55,545

IT Group Inc.   Com        465266104     267      54,780    X                                       54,780

Kaneb
Services Inc.   Com        484170105     413     103,300    X                                      103,300

Kerr McGee
  Corp.         Com        492386107   4,373      74,200    X                                       74,200

Keycorp New     Com        493267108     395      22,400    X                                       22,400

Koninklijke     Sponsored  500472204  34,960     736,000    X                                      736,000
  Philips       ADR New
  Electrs NV

Lehman Bros
  Hldgs Inc.    Com        524908100   2,837      30,000    X                                       30,000

Lockheed
Martin Corp.    Com        539830109   4,071     164,056    X                                      164,056

Lucent Tech-
nologies Inc.   Com        549463107  15,361     259,264    X                                      259,264

Magna Entnt
 Corp.          Cl A       559211107     130      20,000    X                                       20,000

Magna Intl
  Inc.          Cl A       559222401   4,725     100,000    X                                      100,000

Martin
  Marietta
  Matls Inc.    Com        573284106   3,430      84,827    X                                       84,827

Merck & Co.
  Inc.          Com        589331107   1,379      18,000    X                                       18,000

Mitchell
  Energy &
  Dev Corp.     CL A       606592202   1,550      48,250    X                                       48,250

Mitchell
  Energy &
  Dev Corp.     CL B       606592301  1,523       48,250    X                                       48,250

Morgan Stanley
D Witter,India  Com        61745C105     122      10,151    X                                       10,151

Motorola Inc.   Com        620076109   1,308      45,000    X                                       45,000

NCR Corp. New   Com        62886E108     487      12,500    X                                       12,500

NL Inds Inc.    Com New    629156407   1,068      70,000    X                                       70,000

National
  Computer
  Sys  Inc.     Com        635519101   5,910     120,000    X                                      120,000

Newport News
  Shipbuilding
  Inc.          Com        652228107     919      25,000    X                                       25,000

                       COLUMN TOTAL  151,190

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


Nortel
works Corp.
New             Com        656568102  21,436     314,077    X                                      314,077

Occidental Pete
  Corp. Del     Com        674599105   1,685      80,000    X                                       80,000

Omnicom
 Group Inc.     Com        681919106   5,344      60,000    X                                       60,000

Pactiv Corp.    Com        695257105     984     125,000    X                                      125,000

Pall Corp.      Com        696429307     949      51,300    X                                       51,300

Parker
  Drilling Co.  Com        701081101     773     125,000    X                                      125,000

Penn Traffic
  Co. New       Com New    707832200     441      66,581    X                                       66,581

Quest
  Diagnostics
  Inc.          Com        74834L100   1,869      25,000    X                                       25,000

Raytheon Co.    CL A       755111309     248      12,754    X                                       12,754

Repsol A A      Sponsored  76026T205     476      24,000    X                                       24,000
                ADR

San Juan        Unit       798241105     761      76,100    X                                       76,100
  Basin Rty Tr  BenInt

Savoir
  Technology
  Group Inc.    Com        80533W107     636      90,000    X                                       90,000

Shell Trans &   New Yrk    822703609     899      18,000    X                                       18,000
  Trading PLC   Sh New

Telefonos de    SP ADR
  Mexico SA     ORDL       879403780   5,827     102,000    X                                      102,000

Tenneco
  Automotive
  Inc.          Com        880349105     131      25,000    X                                       25,000

US Bancorp
  Del           Com        902973106   4,595     238,701    X                                      238,701

Ultramar
  Diamond
  Shamrock
  Corp.         Com        904000106   3,037     122,400    X                                      122,400

Unionbancal
  Corp.         Com        908906100     459      24,750    X                                       24,750

Unisys Corp.    Com        909214108  10,389     713,382    X                                      713,382

United
  Television
  Inc.          Com        913066106   3,103      24,100    X                                       24,100

Viacom Inc.     CL B       925524308     740      10,850    X                                       10,850

Weatherford
  Intl Inc.     Com        947074100   1,029      25,840    X                                       25,840

Winebago
  Inds Inc.     Com        974637100     538      41,200    X                                       41,200

                COLUMN TOTAL           66349

                TOTAL                353,947



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